PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
PREPAYMENTS AND OTHER CURRENT ASSETS
Schedule of prepayments and other current assets

	As of December 31,
	2021	2022
	RMB	RMB
Advances to suppliers	53,666	82,419
Deposits	8,941	11,998
Prepaid expenses	9,123	10,108
Value-added tax recoverable	9,360	6,748
Others	8,029	15,179
Total	89,119	126,452